CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIENCY - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Beginning Balance	$ (2,652,421)	$ 36,043,461
Beginning Balance, Shares	19,837,642	19,837,642	19,837,642
Attributable to minority shareholders	$ (52,019)	$ 0
Net loss	(2,863,113)	(41,077,304)	$ (176,101,494)
Foreign currency translation adjustment	187,029	2,381,422	(2,305,407)
Investment in new subsidiaries	(63,397)
Ending Balance	$ (5,391,902)	$ (2,652,421)	$ 36,043,461
Ending Balance, Shares	19,837,642	19,837,642	19,837,642
Common Stock
Beginning Balance	$ 1,984	$ 1,984
Beginning Balance, Shares	19,837,642	19,837,642
Net loss	$ 0	$ 0	$ 0
Foreign currency translation adjustment	0	0	0
Investment in new subsidiaries	0
Ending Balance	$ 1,984	$ 1,984	$ 1,984
Ending Balance, Shares	19,837,642	19,837,642	19,837,642
Additional Paid-in Capital
Beginning Balance	$ 211,934,432	$ 211,934,432
Net loss	0	0	$ 0
Foreign currency translation adjustment	0	0	0
Investment in new subsidiaries	0
Ending Balance	211,934,432	211,934,432	211,934,432
Accumulated other Comprehensive Losses
Beginning Balance	(23,657,276)	(26,038,698)
Net loss	0	0	0
Foreign currency translation adjustment	183,248	2,381,422	(2,305,407)
Investment in new subsidiaries	0
Ending Balance	(23,474,027)	(23,657,276)	(26,038,698)
Statutory Reserve
Beginning Balance	4,687,085	4,687,085
Net loss	0	0	0
Foreign currency translation adjustment	0	0	0
Investment in new subsidiaries	0
Ending Balance	4,687,085	4,687,085	4,687,085
Retained Earnings/(Accumulated Losses)
Beginning Balance	(195,618,646)	(154,541,342)
Net loss	(2,811,094)	(41,077,304)	(176,101,494)
Foreign currency translation adjustment	0	0	0
Investment in new subsidiaries	0
Ending Balance	(198,429,740)	$ (195,618,646)	$ (154,541,342)
Noncontrolling Interest
Net loss	(52,019)
Foreign currency translation adjustment	3,781
Investment in new subsidiaries	(63,397)
Ending Balance	$ (111,635)